Impairment Expense	12 Months Ended
Dec. 31, 2012
Impairment Expense

18. IMPAIRMENT EXPENSE

For the years ended December 31, 2012, 2011 and 2010, we incurred impairment expense from continuing operations of approximately $20.6 million, $14.6 million and $8.9 million, respectively. We continually monitor the carrying value of our oil and gas properties and make evaluations of their recoverability when circumstances arise that may contribute to impairment (for additional information see Note 2, Summary of Significant Accounting Policies, to our Consolidated Financial Statements). During 2012, we incurred approximately $13.7 million of expense related to the impairment of proved unconventional natural gas wells in the Appalachian Basin, which in part was driven by the continued low natural gas pricing environment. All of the proved unconventional natural gas wells that were impaired produce dry natural gas and are located in both our operated and non-operated areas in the Appalachian Basin. In addition to the impairment related to our natural gas properties, we incurred approximately $5.8 million in impairment expense primarily related to the expected future expiration or surrender of undeveloped acreage in our non-operated dry gas area of Clearfield County, Pennsylvania. The remaining impairment was due to three non-operated properties in the Illinois Basin. During 2011, we incurred approximately $11.6 million of expense related to the impairment of proved conventional shallow natural gas wells in the Appalachian Basin. In addition to the impairment related to our conventional shallow natural gas properties, we incurred approximately $1.4 million in impairment expense related to the expiration or surrender of undeveloped acreage and $1.6 million in impairment expense related to a refrigeration plant in the Appalachian Basin which was formerly in use before the commencement of operations at the cryogenic gas processing plants in Butler County, Pennsylvania. With larger scale gas processing capabilities in the region there is no further value for the refrigeration plant. During 2010, we determined that the carrying values of two of our test wells in Clearfield County, Pennsylvania, which were in various stages of drilling and completion, and did not hold proved reserves, were not recoverable due to a lack of a sales outlet and no current plans by us to complete the wells for commercial production. The carrying value of these wells before impairment was approximately $3.9 million. In addition, we incurred approximately $2.3 million in impairment expense related to the expiration or surrender of undeveloped acreage.